Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than already disclosed, that would have required adjustment or disclosure in the financial statements.

On July 31, 2023, $60,000 was deposited into the Trust account in connection with the Extension.

On August 10, 2023, $0.2 million was drawn down under the Amended Note, bringing the balance outstanding to $2.75 million as of filing date.

On August 11, 2023, the Company, and Borealis, entered into an amendment (the “Amendment” ) to the Business Combination Agreement, to amend and restate certain terms of the Business Combination Agreement, including (i) Section 7.18(a), to change the number of awards of shares of New SPAC Shares to be granted under the New SPAC Equity Plan from 15% to 5%; (ii) to delete the form of the Plan of Arrangement attached as Exhibit B to the original Business Combination Agreement and replace it with the form attached as Exhibit A to the Amendment (the “Plan of Arrangement (Amended)”); and (iii) to delete the form of the New SPAC Bylaws attached as Exhibit G to the Business Combination Agreement and replace it with the form attached as Exhibit B to the Amendment (the “New SPAC Bylaws (Amended)”). The Plan of Arrangement (Amended) includes, among other things, certain changes to reflect a plan of arrangement under section 192 of the CBCA and section 182 of the OBCA and certain changes to provisions relating to the New Oxus Amalgamation, and the effects of such amalgamation. The New SPAC Bylaws (Amended) includes additional provisions relating to the appointment of an audit committee, and clarification on the quorum requirements for a meeting of shareholders.

On August 14, 2023, the Company filed a registration statement on Form S-4 with the SEC relating to the proposed business combination with Borealis.

On September 22, 2023, the Sponsor entered into incentive agreements with each of Kanat Mynzhanov, the Chief Executive Officer of the Company (the “CEO”) and Askar Mametov, the Chief Financial Officer of the Company (the “CFO”), pursuant to which, solely upon and subject to successful completion of the Business Combination, the Sponsor will transfer to the CEO, 200,000 of its shares of New Borealis and to the CFO, 50,000 of its shares of New Borealis. This potential transaction may be considered within the scope of ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”) and further analysis to be considered by the Company.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than already disclosed, that would have required adjustment or disclosure in the financial statements.

On January 13, 2023, $0.10 million was refunded to the Sponsor in connection with an over-funding (refer to Note 6), bringing the outstanding related party payable to $0.06 million.

On February 23, 2023, the Company entered into a business combination agreement by and among the Company, 1000397116 Ontario Inc., a corporation incorporated under the laws of the province of Ontario, Canada (“Newco”) and a wholly-owned subsidiary of the Company, and Borealis (as may be amended and/or restated from time to time, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things: (a) the Company will domesticate and continue as a corporation existing under the laws of the province of Ontario, Canada (the “Continuance”) and, the Company as the continuing entity, “New Oxus”); (b) on the closing date, Newco and Borealis will amalgamate in accordance with the terms of the plan of arrangement (as may be amended, the “Plan of Arrangement”) (the “Borealis Amalgamation” and Newco and Borealis as amalgamated, “Amalco”), with Amalco surviving the Borealis Amalgamation as a wholly-owned subsidiary of New Oxus; and (c) on the closing date, immediately following the Borealis Amalgamation, Amalco and New Oxus will amalgamate (the “New Oxus Amalgamation,” and together with the Continuance, the Borealis Amalgamation and other transactions contemplated by the Business Combination, the Plan of Arrangement and the ancillary agreements, the “Proposed Transaction”), with New Oxus surviving the New Oxus Amalgamation. The Business Combination Agreement was unanimously approved by Oxus’ and Borealis’ respective board of directors. Under the Business Combination Agreement, the shareholders of Borealis (“Borealis Shareholders”) will receive from New Oxus, in the aggregate, a number of shares of New Oxus equal to (a) the Borealis Value (as defined below) divided by (b) $10.00. The Borealis Value will be equal to $150 million less net indebtedness (aggregate consolidated amount of indebtedness of Borealis minus cash) (the “Borealis Value”).

On February 28, 2023, the Note was amended to increase its principal amount to $3.5 million (the “Amended Note”). The Amended Note remains payable at Maturity Date and is non-interest bearing.

On March 2, 2023, the Company’s shareholders approved at the extraordinary general meeting (1) a special resolution (the “Extension Proposal”) to amend the Charter to extend the date that the Company has to consummate a Business Combination from March 8, 2023 to the Extended Date and (2) a special resolution (the “Founder Share Amendment Proposal”) to amend the Charter to provide for the right of a holder of the Class B ordinary shares to convert into the Class A ordinary shares on a one-for-one basis prior to the closing of a Business Combination at the election of such holder. In connection with the votes to approve the Extension Proposal and the Founder Share Amendment Proposal, the holders of 15,300,532 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.41 per share, for an aggregate redemption amount of approximately $159.34 million, leaving approximately $20.3 million in the Trust Account.

The Sponsor has agreed to loan the Company (i) the lesser of (a) an aggregate of $180,000 or (b) $0.12 per public share that remain outstanding and is not redeemed in connection with the Extension plus (ii) the lesser of (a) an aggregate of $60,000 or (b) $0.04 per public share that remain outstanding and is not redeemed in connection with the Extension for each of the six subsequent calendar months commencing on June 8, 2023 (the “Extension Loan”), which amount will be deposited into the Trust Account. On March 3, 2023, the Sponsor funded $200,000 through the Amended Note, out of which $180,000 was deposited into the Trust Account as the initial deposit of the Extension Loan.

On March 15, 2023, the Sponsor funded an additional $100,000 through the Amended Note.